Net Investment in Direct Financing Leases (Narrative) (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Leases [Abstract]
Fixed lease payments per year	$ 20.7
Fixed lease interest rate per year	10.25%
Minimum lease payments to be received in 2019	$ 20.7
Minimum lease payments to be received in 2020	20.7
Minimum lease payments to be received in 2021	20.7
Minimum lease payments to be received in 2022	20.7
Minimum lease payments to be received in 2023	$ 20.7